RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Allocation of Recognized Period Costs (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	$ 1,031,640	$ 0	$ 1,031,640	$ 0	$ 0	$ 0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	663,262		663,262
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	$ 368,378		$ 368,378